                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marshfield Associates
Address:   21 Dupont Circle, NW
           Suite 500
           Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Julie Stapel
Title:   General Counsel
Phone:   (202) 828-6200

Signature, Place, and Date of Signing:


/s/ Julie Stapel                    Washington DC            5/14/07
---------------------------------   ----------------------   -------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

     28-
        -----------------------------   ----------------------------------------
     [Repeat as necessary.]

                             Marshfield Associates
                                    FORM 13F
                                 March 31, 2007


                                                                                                                 VOTING AUTHORITY
                                                                                                               --------------------
                                                              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER
        NAME OF ISSUER           TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
------------------------------   --------------     -----    --------  -------  ---  ----  -------  --------  -------  ------  ----
American Express Company         COM              025816109     7355    130400   SH          Sole              130400
Berkshire Hathaway Class A       COM              084670108    28337       260   SH          Sole                 260
Berkshire Hathaway Class B       COM              084670207    42087     11562   SH          Sole               11562
Citigroup                        COM              172967101   102872   2003748   SH          Sole             2003748
Fannie Mae                       COM              313586109     2170     39752   SH          Sole               39752
Freddie Mac                      COM              313400301     9904    166490   SH          Sole              166490
General Electric Company         COM              369604103      637     18008   SH          Sole               18008
HomeFed Corp                     COM              43739D307     1708     28002   SH          Sole               28002
Johnson & Johnson                COM              478160104     9668    160437   SH          Sole              160437
Legg Mason Inc                   COM              524901105    41270    438069   SH          Sole              438069
Leucadia National Corporation    COM              527288104    43243   1469848   SH          Sole             1469848
MDC Holdings                     COM              552676108    40865    850105   SH          Sole              850105
Martin Marietta Materials        COM              573284106    93214    689452   SH          Sole              689452
Merrill Lynch & Co., Inc.        COM              590188108     3556     43540   SH          Sole               43540
Microsoft Corporation            COM              594918104      450     16164   SH          Sole               16164
Mohawk Industries                COM              608190104   108979   1328208   SH          Sole             1328208
Montpelier Re Holdings Ltd       COM              G62185106    15642    902098   SH          Sole              902098
Nike Inc Cl B                    COM              654106103      323      3040   SH          Sole                3040
Odyssey Re Holdings              COM              67612W108   156533   3982018   SH          Sole             3982018
Old Republic Int'l Corp          COM                            1078     48721   SH          Sole               48721
PepsiCo, Inc.                    COM              713448108      222      3500   SH          Sole                3500
Pfizer Inc.                      COM              717081103     4985    197355   SH          Sole              197355
State Street Corp                COM              857477103      712     11000   SH          Sole               11000
Student Loan Corp                COM              863902102      392      2106   SH          Sole                2106
Toll Brothers Inc.               COM              889478103    71716   2619275   SH          Sole             2619275
Wal-Mart Stores, Inc.            COM              931142103    83365   1775620   SH          Sole             1775620
Washington Post Co Cl B          COM              939640108     3208      4202   SH          Sole                4202
Wells Fargo & Company            COM              949746101    64845   1883380   SH          Sole             1883380
White Mountains Insurance Group  COM              G9618E107   125460    221466   SH          Sole              221466
YUM! Brands Inc                  COM              988498101   108866   1884798   SH          Sole             1884798
REPORT SUMMARY                   30 DATA RECORDS             1173665              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
